Deposits from central banks and credit institutions - Schedule of deposits from central banks and credit institutions (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deposits [Line Items]
Financial liabilities held for trading	€ 122,270	€ 115,185	€ 79,469
Financial liabilities designated at fair value through profit or loss	40,367	40,268	14,943
Financial liabilities at amortized cost	1,468,703	1,423,858	1,349,169
Euro
Deposits [Line Items]
Total financial liabilities	53,921	65,133	107,908
Pound sterling
Deposits [Line Items]
Total financial liabilities	27,697	35,357	42,451
US dollar
Deposits [Line Items]
Total financial liabilities	49,447	30,924	24,012
Brazilian real
Deposits [Line Items]
Total financial liabilities	7,997	14,195	11,297
Other currencies
Deposits [Line Items]
Total financial liabilities	19,580	19,176	15,521
Central banks and Credit institutions
Deposits [Line Items]
Total financial liabilities	158,642	164,785	201,189
Central banks
Deposits [Line Items]
Financial liabilities held for trading	7,808	5,757	1,038
Financial liabilities designated at fair value through profit or loss	1,209	1,740	607
Financial liabilities at amortized cost	48,782	76,952	139,757
Total financial liabilities	57,799	84,449	141,402
Central banks | Deposits on demand
Deposits [Line Items]
Total financial liabilities	117	0	10
Central banks | Time deposits
Deposits [Line Items]
Total financial liabilities	43,853	72,320	134,439
Central banks | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	13,829	12,129	6,953
Credit institutions
Deposits [Line Items]
Financial liabilities held for trading	17,862	9,796	6,488
Financial liabilities designated at fair value through profit or loss	1,735	1,958	1,064
Financial liabilities at amortized cost	81,246	68,582	52,235
Total financial liabilities	100,843	80,336	59,787
Credit institutions | Deposits on demand
Deposits [Line Items]
Total financial liabilities	5,468	6,808	6,139
Credit institutions | Time deposits
Deposits [Line Items]
Total financial liabilities	54,402	49,221	37,332
Credit institutions | Reverse repurchase agreements
Deposits [Line Items]
Total financial liabilities	40,689	24,245	16,198
Credit institutions | Subordinated liabilities
Deposits [Line Items]
Total financial liabilities	€ 284	€ 62	€ 118